SMALLCAP World Fund®
Investment portfolio
December 31, 2019
unaudited
Common stocks 92.24% Information technology 20.83%	Shares	Value (000)
RingCentral, Inc., Class A1	4,731,200	$798,012
MongoDB, Inc., Class A1,2	3,039,342	400,008
Network International Holdings PLC[1,3,4]	36,692,163	311,423
Alteryx, Inc., Class A1	2,834,100	283,608
Paycom Software, Inc.[1]	1,022,494	270,716
SimCorp AS3,4	2,324,896	264,173
Smartsheet Inc., Class A1	5,291,700	237,703
DocuSign, Inc.[1]	2,980,937	220,917
WiseTech Global Ltd.[2,4]	13,226,808	217,146
Cree, Inc.[1]	4,585,130	211,604
Ceridian HCM Holding Inc.[1,2]	2,851,343	193,549
EPAM Systems, Inc.[1]	881,200	186,955
CANCOM SE, non-registered shares[3,4]	2,587,005	153,100
Bechtle AG, non-registered shares[4]	1,065,952	149,579
Netcompany Group AS, non-registered shares[1,3,4]	3,054,837	145,714
TeamViewer AG1,4	4,021,549	143,924
Square, Inc., Class A1	2,274,730	142,307
Bottomline Technologies, Inc.[1,3]	2,648,000	141,933
Douzone Bizon Co., Ltd.[3,4]	2,015,058	140,871
Net One Systems Co., Ltd.[3,4]	5,453,458	140,111
Qorvo, Inc.[1]	1,175,404	136,617
Vanguard International Semiconductor Corp.[4]	50,165,575	132,764
Avast PLC[4]	21,234,000	127,657
BE Semiconductor Industries NV4	3,237,200	125,721
Halma PLC[4]	4,476,862	125,682
Yext, Inc.[1,3]	8,661,274	124,896
Carel Industries SpA[3,4]	8,000,000	124,452
InterXion Holding NV, non-registered shares[1]	1,440,000	120,686
Euronet Worldwide, Inc.[1]	735,490	115,884
Alarm.Com Holdings, Inc.[1,3]	2,520,700	108,314
Cardtronics PLC, Class A1,3	2,302,000	102,784
Globant SA1	965,931	102,437
Elastic NV, non-registered shares[1]	1,527,100	98,193
MKS Instruments, Inc.	877,156	96,496
Kingdee International Software Group Co. Ltd.[2,4]	93,262,093	93,318
CDW Corp.	650,000	92,846
Inphi Corp.[1]	1,196,032	88,530
LiveRamp Holdings, Inc.[1]	1,835,300	88,223
Megaport Ltd.[1,3,4]	11,503,000	86,721
SVMK Inc.[1]	4,842,730	86,540
Avalara, Inc.[1]	1,166,000	85,409
GB Group PLC[4]	8,187,400	85,022
SUNeVision Holdings Ltd.[2,3,4]	121,126,000	81,941
MACOM Technology Solutions Holdings, Inc.[1]	3,060,000	81,396
Fortnox AB3,4	4,367,446	78,495
Appfolio, Inc., Class A1	713,277	78,425
Jenoptik AG4	2,668,700	76,264
SMALLCAP World Fund — Page 1 of 23

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Pegasystems Inc.	906,975	$72,241
Nuance Communications, Inc.[1]	3,931,000	70,090
Bravura Solutions Ltd.[3,4]	19,125,000	69,853
Endava PLC, Class A (ADR)[1]	1,487,998	69,341
Okta, Inc., Class A1	581,800	67,122
Viavi Solutions Inc.[1]	4,450,000	66,750
Kinaxis Inc.[1]	845,418	65,118
ASM Pacific Technology Ltd.[4]	4,368,800	60,736
Sabre Corp.	2,701,325	60,618
Anaplan, Inc.[1]	1,129,467	59,184
Autodesk, Inc.[1]	310,000	56,873
Cabot Microelectronics Corp.	382,400	55,188
Oneconnect Financial Technology Co., Ltd. (ADR)[1]	5,186,700	52,023
Money Forward, Inc.[1,4]	1,059,052	51,361
RAKUS Co., Ltd.[2,4]	2,740,530	50,436
Silergy Corp.[4]	1,561,060	49,500
Justsystems Corp.[4]	881,000	49,320
eMemory Technology Inc.[3,4]	4,024,334	47,840
SoftwareONE Holding AG1,4	1,832,467	46,886
AAC Technologies Holdings Inc.[4]	5,275,000	46,077
Endurance International Group Holdings, Inc.[1,3]	9,707,399	45,625
Cognex Corp.	800,000	44,832
ALTEN SA, non-registered shares[4]	353,000	44,691
Atea ASA[4]	3,030,728	44,534
RealPage, Inc.[1]	817,910	43,963
Hamamatsu Photonics KK4	1,055,750	43,260
Temenos AG4	270,000	42,687
Semtech Corp.[1]	774,000	40,945
HubSpot, Inc.[1]	250,300	39,673
Silicon Laboratories Inc.[1]	341,000	39,549
Nemetschek SE4	569,400	37,551
Tri Chemical Laboratories Inc.[2,3,4]	440,200	34,638
SYNNEX Corp.	268,000	34,518
Topcon Corp.[4]	2,609,705	33,629
Maxlinear, Inc.[1]	1,500,000	31,830
CDK Global, Inc.	562,000	30,730
BlackLine, Inc.[1]	595,000	30,678
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2,4	15,030,000	29,895
Sansan, Inc.[1,4]	570,400	29,079
Faraday Technology Corp.[3,4]	15,370,000	28,884
Disco Corp. (Japan)[4]	119,100	28,350
oRo Co., Ltd.[4]	804,200	28,315
Novanta Inc.[1]	314,500	27,814
Fair Isaac Corp.[1]	71,900	26,939
Nordic Semiconductor ASA[1,4]	4,245,000	26,933
Computer Services, Inc.	597,155	26,573
Siltronic AG4	257,500	25,923
Acacia Communications, Inc.[1]	380,000	25,768
TravelSky Technology Ltd., Class H4	9,960,000	24,339
Coupa Software Inc.[1]	161,500	23,619
Venustech Group Inc., Class A4	4,797,208	23,322
AIXTRON SE1,4	2,434,518	23,317
QAD Inc., Class A	455,529	23,200
Instructure, Inc.[1]	466,200	22,475
Kingboard Holdings Ltd.[4]	7,021,000	22,289
SMALLCAP World Fund — Page 2 of 23

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Trimble Inc.[1]	530,000	$22,096
Veeco Instruments Inc.[1]	1,490,000	21,881
Flex Ltd.[1]	1,659,500	20,943
Zendesk, Inc.[1]	273,000	20,920
Sinch AB1,4	647,987	19,841
INFICON Holding AG4	23,396	18,575
TTM Technologies, Inc.[1]	1,167,000	17,563
Diebold Nixdorf, Inc.[1]	1,625,000	17,160
2U, Inc.[1,2]	665,500	15,965
Accesso Technology Group PLC[1,3,4]	2,185,500	14,031
EVERTEC, Inc.	399,300	13,592
Ping Identity Holding Corp.[1,2]	546,000	13,268
X-FAB Silicon Foundries SE1,2,4	2,609,870	12,262
Smart Metering Systems PLC[2,4]	1,606,384	12,006
Tyro Payments Ltd.[1,4]	4,314,406	10,657
TeamSpirit Inc.[1,2,4]	450,000	10,471
Zebra Technologies Corp., Class A1	36,300	9,272
TOTVS SA, ordinary nominative	555,200	8,909
Datagroup SE2,4	120,435	8,841
Double Standard Inc.[4]	181,100	8,388
StoneCo Ltd., Class A1	200,000	7,978
eCloudvalley Digital Technology Co., Ltd.[4]	1,340,000	7,917
PagerDuty, Inc.[1]	313,200	7,326
Medallia, Inc.[1,2]	235,400	7,323
Foursquare Labs, Inc., Series A1,4,5,6,7	1,970,385	5,891
FDM Group (Holdings) PLC[4]	402,610	5,550
Teradata Corp.[1]	192,700	5,159
Paylocity Holding Corp.[1]	34,793	4,204
Talend SA (ADR)[1,2]	81,500	3,187
Zuken Inc.[4]	44,600	1,016
		10,148,182
Health care 17.90%
Insulet Corp.[1,3]	4,271,919	731,353
Notre Dame Intermédica Participações SA	23,933,949	406,069
Molina Healthcare, Inc.[1]	2,841,997	385,631
Allakos Inc.[1,2,3]	3,892,933	371,230
NovoCure Ltd.[1]	3,580,597	301,737
Haemonetics Corp.[1]	2,075,600	238,486
CONMED Corp.[3]	1,825,451	204,140
GW Pharmaceuticals PLC (ADR)[1,2,3]	1,782,592	186,388
Centene Corp.[1]	2,918,878	183,510
Bluebird Bio, Inc.[1]	2,088,320	183,250
Amplifon SpA[4]	6,244,000	179,655
Mani, Inc.[3,4]	6,173,382	176,500
Fisher & Paykel Healthcare Corp. Ltd.[4]	11,321,435	169,890
DexCom, Inc.[1]	761,000	166,461
Natera, Inc.[1,3]	4,770,580	160,721
Integra LifeSciences Holdings Corp.[1]	2,607,175	151,946
WellCare Health Plans, Inc.[1]	413,000	136,377
Allogene Therapeutics, Inc.[1,2]	4,262,501	110,740
Allogene Therapeutics, Inc.[1]	653,594	16,980
PRA Health Sciences, Inc.[1]	1,101,150	122,393
Cortexyme, Inc.[1,2,3]	2,148,197	120,600
iRhythm Technologies, Inc.[1,3]	1,590,450	108,294
SMALLCAP World Fund — Page 3 of 23

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Vitrolife AB4	5,002,795	$105,556
Nakanishi Inc.[3,4]	5,332,700	101,536
Fleury SA, ordinary nominative	12,733,000	96,636
New Frontier Health Corp., Class A1,3,4,7	9,313,186	92,666
NuVasive, Inc.[1]	1,166,000	90,178
LivaNova PLC[1]	1,182,200	89,173
Galapagos NV1,4	418,239	87,053
Ultragenyx Pharmaceutical Inc.[1]	1,933,070	82,561
Exact Sciences Corp.[1]	890,000	82,307
Cansino Biologics Inc., Class H1,2,3,4	10,370,800	78,640
Medacta Group SA1,4	983,500	73,577
MorphoSys AG, non-registered shares[1,4]	510,875	72,740
Biohaven Pharmaceutical Holding Co. Ltd.[1]	1,319,000	71,806
Madrigal Pharmaceuticals, Inc.[1]	742,922	67,688
STAAR Surgical Co.[1]	1,833,100	64,470
Teladoc Health, Inc.[1,2]	770,000	64,464
Glaukos Corp.[1]	1,150,322	62,658
Sysmex Corp.[4]	859,000	58,387
Envista Holdings Corp.[1]	1,960,000	58,094
Encompass Health Corp.	829,400	57,453
Metropolis Healthcare Ltd.[1,3,4]	2,809,350	57,153
Fagron NV4	2,630,255	57,127
Precision BioSciences, Inc.[1,3]	4,062,000	56,421
Hikma Pharmaceuticals PLC[4]	2,117,000	56,080
Incyte Corp.[1]	640,000	55,885
Revance Therapeutics, Inc.[1,3]	3,291,900	53,428
Agilon Health TopCo, Inc.[1,4,5,6]	118,513	53,267
Hutchison China MediTech Ltd. (ADR)[1]	2,121,707	53,191
Rubius Therapeutics, Inc.[1,3]	4,420,604	41,996
Rubius Therapeutics, Inc.[1,2,3]	1,172,792	11,141
Editas Medicine, Inc.[1]	1,760,000	52,114
Flexion Therapeutics, Inc.[1,2,3]	2,510,700	51,972
Pharmaron Beijing Co., Ltd., Class H1,4	9,308,000	51,961
Cellectis SA (ADR)[1,3]	1,825,036	31,245
Cellectis SA, non-registered shares[1,2,3,4]	1,181,240	20,448
Revenio Group Oyj, non-registered shares[3,4]	1,713,820	50,503
CellaVision AB, non-registered shares[3,4]	1,450,942	49,540
Carl Zeiss Meditec AG, non-registered shares[4]	368,406	46,986
Hypera SA, ordinary nominative	5,275,783	46,808
CompuGroup Medical SE4	641,500	45,891
Penumbra, Inc.[1]	265,244	43,572
Sarepta Therapeutics, Inc.[1]	320,842	41,402
Divi’s Laboratories Ltd.[4]	1,500,000	38,798
Autolus Therapeutics PLC (ADR)[1,2,3]	2,870,694	37,893
Global Blood Therapeutics, Inc.[1]	467,520	37,163
Clovis Oncology, Inc.[1,2,3]	3,562,000	37,134
Genmab A/S1,4	165,000	36,726
Genomma Lab Internacional, SAB de CV, Series B1	35,953,000	35,577
Gossamer Bio, Inc.[1]	2,262,851	35,368
Menicon Co., Ltd.[4]	840,000	35,192
Elekta AB, Class B4	2,664,600	35,105
CryoLife, Inc.[1]	1,288,211	34,898
Abcam PLC[4]	1,900,000	34,058
WuXi Biologics (Cayman) Inc.[1,4]	2,672,000	33,890
OdontoPrev SA, ordinary nominative	7,353,900	30,840
SMALLCAP World Fund — Page 4 of 23

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
BioMarin Pharmaceutical Inc.[1]	361,500	$30,565
Deciphera Pharmaceuticals, Inc.[1]	487,696	30,354
Guardant Health, Inc.[1]	384,833	30,071
Ambu AS, Class B, non-registered shares[2,4]	1,772,000	29,693
Addus HomeCare Corp.[1]	290,000	28,194
Neurocrine Biosciences, Inc.[1]	258,000	27,732
Krka, dd, Novo mesto[4]	335,262	27,537
Pacific Biosciences of California, Inc.[1]	5,281,800	27,149
Ironwood Pharmaceuticals, Inc., Class A1	2,030,000	27,019
Wright Medical Group NV1	879,857	26,818
AddLife AB, Class B4	859,875	26,557
Xenon Pharmaceuticals Inc.[1,2,3]	2,019,226	26,472
Intercept Pharmaceuticals, Inc.[1]	213,137	26,412
Shockwave Medical, Inc.[1,2]	585,000	25,693
Acerta Pharma BV1,4,5,6	195,556,815	23,975
Grifols, SA, Class B (ADR)	616,400	14,356
Grifols, SA, Class A, non-registered shares[4]	270,000	9,533
WIN-Partners Co., Ltd.[3,4]	1,817,600	23,765
CRISPR Therapeutics AG1	375,000	22,839
Sosei Group Corp.[1,2,4]	1,116,200	22,239
Health Catalyst, Inc.[1]	596,200	20,688
Hugel, Inc.[1,4]	57,557	19,772
Hangzhou Tigermed Consulting Co., Ltd., Class A4	2,107,152	19,112
EM Systems Co., Ltd.[2,4]	2,124,200	19,015
Nevro Corp.[1]	160,000	18,806
Chemed Corp.	42,000	18,449
Adaptive Biotechnologies Corp.[1,2]	600,000	17,952
Alnylam Pharmaceuticals, Inc.[1]	137,700	15,859
NuCana PLC (ADR)[1,2,3]	2,574,816	15,706
Twist Bioscience Corp.[1]	704,000	14,784
Piramal Enterprises Ltd.[4]	638,707	13,663
UDG Healthcare PLC[4]	1,245,716	13,321
Unity Biotechnology, Inc.[1,2]	1,835,000	13,230
Agios Pharmaceuticals, Inc.[1]	276,600	13,208
Hua Medicine[1,2,4]	19,964,000	12,829
Vir Biotechnology, Inc.[1,2]	983,300	12,365
10X Genomics, Inc., Class A1	150,000	11,438
Phreesia, Inc.[1]	400,000	10,656
Genfit SA (ADR)[1,2]	247,100	4,917
Genfit SA, non-registered shares[1,2,4]	231,273	4,591
Asahi Intecc Co., Ltd.[4]	316,100	9,307
Adaptimmune Therapeutics PLC (ADR)[1,2,3]	7,419,700	8,904
Creo Medical Group PLC[1,4]	3,457,000	8,285
Genus PLC[4]	191,000	8,068
Bausch Health Companies Inc.[1]	200,000	5,984
Paramount Bed Holdings Co., Ltd.[4]	107,500	4,472
Sage Therapeutics, Inc.[1]	50,900	3,675
NMC Health PLC[4]	155,183	3,643
Neuronetics, Inc.[1]	737,602	3,312
Neovasc Inc.[1,3]	598,492	3,238
Clinuvel Pharmaceuticals Ltd.[2,4]	91,021	1,822
		8,718,811
SMALLCAP World Fund — Page 5 of 23

unaudited
Common stocks (continued) Consumer discretionary 15.45%	Shares	Value (000)
Evolution Gaming Group AB3,4	10,032,114	$301,897
Takeaway.com NV1,2,4	2,896,900	267,589
Floor & Decor Holdings, Inc., Class A1	4,897,800	248,857
Trainline PLC[1,3,4]	35,951,168	242,263
frontdoor, inc.[1,3]	4,404,000	208,838
Dollarama Inc.	6,015,000	206,730
Ocado Group PLC[1,4]	11,903,000	202,104
Luckin Coffee Inc., Class A (ADR)[1,2,3]	5,080,724	199,977
Wyndham Hotels & Resorts, Inc.	2,974,600	186,835
Helen of Troy Ltd.[1]	983,400	176,805
Thor Industries, Inc.	2,354,000	174,879
Mattel, Inc.[1,2]	12,260,000	166,123
TopBuild Corp.[1]	1,593,600	164,268
Five Below, Inc.[1]	1,124,402	143,766
Strategic Education, Inc.	864,000	137,290
GVC Holdings PLC[4]	11,353,694	133,151
Domino’s Pizza Group PLC[3,4]	30,342,815	128,932
ServiceMaster Global Holdings, Inc.[1]	3,276,590	126,673
Pool Corp.	588,700	125,028
MercadoLibre, Inc.[1]	218,600	125,026
Gentex Corp.	3,909,134	113,287
YETI Holdings, Inc.[1,2]	3,221,785	112,054
Jumbo SA4	5,206,161	108,364
ASOS PLC[1,4]	2,380,023	106,769
Grand Canyon Education, Inc.[1]	1,008,200	96,575
Moncler SpA[4]	2,120,000	95,353
Freni Brembo SpA[2,4]	7,589,390	94,248
Ace Hardware Indonesia Tbk PT4	855,750,000	92,099
Canada Goose Holdings Inc., subordinate voting shares (CAD denominated)[1]	1,251,500	45,307
Canada Goose Holdings Inc., subordinate voting shares[1,2]	1,120,400	40,603
International Game Technology PLC	5,463,000	81,781
Melco International Development Ltd.[4]	28,796,000	81,049
Kontoor Brands, Inc.	1,910,000	80,201
Endurance Technologies Ltd.[4]	5,180,990	78,739
Domino’s Pizza, Inc.	263,400	77,382
KB Home	2,117,000	72,550
Dine Brands Global, Inc.[3]	855,599	71,460
Tongcheng-Elong Holdings Ltd.[1,4]	39,078,000	70,207
Momo.com Inc.[4]	6,458,000	62,540
Nien Made Enterprise Co., Ltd.[4]	6,755,000	62,498
Hilton Grand Vacations Inc.[1]	1,817,322	62,498
Lennar Corp., Class A	1,058,458	59,052
Lennar Corp., Class B	21,169	946
Brunello Cucinelli SpA[4]	1,608,281	56,964
Williams-Sonoma, Inc.	750,000	55,080
zooplus AG, non-registered shares[1,3,4]	571,544	54,747
Arco Platform Ltd., Class A1	1,209,332	53,452
TUI AG4	4,105,156	51,902
Toll Brothers, Inc.	1,272,000	50,257
Delta Corp Ltd.[3,4]	17,722,238	49,208
Vivo Energy PLC[4]	29,949,408	49,082
Cedar Fair, LP	861,800	47,778
AcadeMedia AB3,4	7,667,499	45,098
Basic Fit NV1,4	1,154,722	43,922
B2W - Cia. Digital, ordinary nominative[1]	2,755,661	43,061
SMALLCAP World Fund — Page 6 of 23

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
MGM China Holdings, Ltd.[2,4]	25,559,704	$41,890
China MeiDong Auto Holdings Ltd.[4]	31,444,000	41,254
Kindred Group PLC (SDR)[4]	6,445,000	39,513
POYA International Co., Ltd.[4]	2,795,527	39,311
Shop Apotheke Europe NV, non-registered shares[1,3,4]	804,857	39,274
IDP Education Ltd.[4]	3,245,000	39,193
Cie. Plastic Omnium SA4	1,348,533	37,803
Lands’ End, Inc.[1,3]	2,225,000	37,380
Map Aktif Adiperkasa Tbk PT1,4	97,276,000	37,023
M.D.C. Holdings, Inc.	967,528	36,921
Six Flags Entertainment Corp.	800,000	36,088
WH Smith PLC[4]	1,045,000	36,056
Shangri-La Asia Ltd.[4]	34,084,000	35,653
Winnebago Industries, Inc.	650,000	34,437
Cavco Industries, Inc.[1]	170,870	33,385
Casio Computer Co., Ltd.[4]	1,615,000	32,453
Bygghemma Group First AB1,2,4	5,032,761	31,370
Moneysupermarket.com Group PLC[4]	7,018,500	30,813
William Hill PLC[4]	12,008,000	30,016
Relaxo Footwears Ltd.[4]	3,454,000	29,847
MIPS AB3,4	1,396,751	29,574
Jumbo Interactive Ltd.[2,4]	2,771,590	29,083
D.R. Horton, Inc.	490,000	25,847
Red Rock Resorts, Inc., Class A	1,060,000	25,387
Century Communities, Inc.[1]	911,000	24,916
Bloomin’ Brands, Inc.	1,121,000	24,740
Cyrela Brazil Realty SA, ordinary nominative	3,331,200	24,586
Elior Group SA4	1,667,000	24,523
Beazer Homes USA, Inc.[1,3]	1,659,813	23,453
Bright Horizons Family Solutions Inc.[1]	155,000	23,295
Harley-Davidson, Inc.	592,000	22,016
Thule Group AB4	907,600	20,944
GoCo Group PLC[4]	15,133,826	20,849
Planet Fitness, Inc., Class A1	275,700	20,589
Viomi Technology Co., Ltd. (ADR)	2,547,400	20,481
Afya Ltd.[1]	750,000	20,340
Cairn Homes PLC[4]	13,905,000	19,735
Page Industries Ltd.[4]	60,000	19,684
Melco Resorts & Entertainment Ltd. (ADR)	800,000	19,336
Aritzia Inc., subordinate voting shares[1]	1,230,000	18,044
Cooper Tire & Rubber Co.	616,000	17,710
Ollie’s Bargain Outlet Holdings, Inc.[1]	258,800	16,902
Graham Holdings Co., Class B	25,000	15,975
Paltac Corp.[4]	333,500	15,936
Adtalem Global Education Inc.[1]	454,761	15,903
Trip.com Group Ltd. (ADR)[1]	464,000	15,563
Everi Holdings Inc.[1]	1,100,000	14,773
Revolve Group, Inc., Class A1,2	800,000	14,688
Del Taco Restaurants, Inc.[1]	1,794,000	14,182
Signet Jewelers Ltd.	600,000	13,044
Bloomberry Resorts Corp.[4]	57,777,500	12,883
Gourmet Master Co. Ltd.[4]	2,991,000	12,327
Jamna Auto Industries Ltd.[4]	16,912,000	11,082
Ryohin Keikaku Co., Ltd.[4]	463,900	10,820
Zhongsheng Group Holdings Ltd.[4]	2,652,000	10,786
SMALLCAP World Fund — Page 7 of 23

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
NAN LIU Enterprise Co., Ltd.[4]	2,023,000	$9,287
Dalata Hotel Group PLC[4]	1,492,905	9,004
Piaggio & C. SpA[4]	2,650,000	8,172
Greggs PLC[4]	256,500	7,814
Tube Investments of India Ltd.[4]	1,095,716	7,401
Mercari, Inc.[1,2,4]	355,038	7,290
DFS Furniture PLC[4]	1,805,000	6,945
Despegar.com, Corp.[1]	471,209	6,352
Lojas Americanas SA, ordinary nominative	1,232,000	6,033
Victoria PLC[1,4]	985,000	5,617
Dustin Group AB4	683,989	5,492
Chow Sang Sang Holdings International Ltd.[4]	4,227,700	5,261
Sabina PCL[4]	6,000,000	4,750
Westwing Group AG, non-registered shares[1,4]	952,000	3,801
Bajaj Electricals Ltd.[4]	721,497	3,626
Samsonite International SA4	1,350,000	3,234
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	861
BNN Technology PLC[1,3,4,5]	19,007,000	252
		7,524,012
Industrials 14.78%
IMCD NV3,4	3,330,469	291,502
VARTA AG, non-registered shares[1,3,4]	2,105,384	287,064
BELIMO Holding AG3,4	33,323	251,246
NIBE Industrier AB, Class B4	12,762,000	221,311
Nihon M&A Center Inc.[4]	6,387,180	220,623
Spirax-Sarco Engineering PLC[4]	1,820,028	215,518
MonotaRO Co., Ltd.[4]	7,296,900	195,593
Rexnord Corp.[1,3]	5,708,000	186,195
BWX Technologies, Inc.	2,874,650	178,458
Aalberts NV, non-registered shares[4]	3,674,400	165,303
Boyd Group Services Inc.[2,3]	1,040,051	161,788
Marel hf., non-registered shares (ISK denominated)[4]	29,560,697	150,265
Marel hf., non-registered shares (EUR denominated)[1,4]	1,166,667	5,968
Harmonic Drive Systems Inc.[2,4]	3,193,500	154,114
Rheinmetall AG4	1,339,983	154,093
Diploma PLC[3,4]	5,676,000	152,168
IDEX Corp.	875,000	150,500
Meggitt PLC[4]	16,759,734	146,044
VAT Group AG4	853,457	144,387
I.M.A. Industria Macchine Automatiche SpA[2,4]	1,935,049	139,196
Bravida Holding AB3,4	14,051,869	136,467
Wizz Air Holdings PLC[1,4]	2,630,000	135,786
TechnoPro Holdings, Inc.[3,4]	1,873,600	131,509
Watsco, Inc.	650,000	117,097
TransDigm Group Inc.	190,000	106,400
Nolato AB, Class B4	1,713,644	100,651
International Container Terminal Services, Inc.[4]	37,872,486	96,055
Havells India Ltd.[4]	10,164,000	92,189
Lifco AB, Class B4	1,494,700	91,377
Tomra Systems ASA[4]	2,664,268	84,493
Oshkosh Corp.	887,207	83,974
Curtiss-Wright Corp.	587,500	82,773
Masco Corp.	1,625,000	77,984
Waste Connections, Inc.	840,000	76,264
SMALLCAP World Fund — Page 8 of 23

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Bingo Industries Ltd.[2,3,4]	37,574,800	$75,050
Graco Inc.	1,374,000	71,448
Armstrong World Industries, Inc.	744,196	69,932
Avon Rubber PLC[3,4]	2,481,863	68,998
HomeServe PLC[4]	3,975,000	66,584
ManpowerGroup Inc.	683,000	66,319
Sweco AB, Class B, non-registered shares[4]	1,715,000	66,143
Aerojet Rocketdyne Holdings, Inc.[1]	1,300,000	59,358
Matson, Inc.	1,438,000	58,670
Instalco AB3,4	3,831,789	55,289
Barrett Business Services, Inc.[3]	590,000	53,371
SiteOne Landscape Supply, Inc.[1]	587,900	53,293
Granite Construction Inc.	1,877,000	51,937
Air Lease Corp., Class A	1,089,700	51,783
Kratos Defense & Security Solutions, Inc.[1]	2,867,700	51,647
Coor Service Management Holding AB3,4	5,624,630	49,483
ABM Industries Inc.	1,300,000	49,023
Grupo Aeroportuario del Pacífico, SAB de CV	4,049,929	48,124
Kingspan Group PLC[4]	724,000	44,590
Cleanaway Waste Management Ltd.[4]	30,002,998	42,448
Guangzhou Baiyun International Airport Co. Ltd., Class A4	16,519,892	41,410
Centre Testing International Group Co., Ltd.[4]	19,289,377	41,296
Imperial Logistics Ltd.[4]	9,481,180	39,574
Arcosa, Inc.	876,200	39,035
Upwork Inc.[1]	3,208,736	34,237
Stericycle, Inc.[1]	533,000	34,011
BeNEXT Group Inc.[3,4]	2,876,200	33,559
The Brink’s Co.	365,800	33,171
Middleby Corp.[1]	295,735	32,389
Interpump Group SpA[4]	988,000	31,301
Greaves Cotton Ltd.[3,4]	16,200,000	30,411
CoStar Group, Inc.[1]	50,000	29,915
easyJet PLC[4]	1,569,300	29,851
Daifuku Co., Ltd.[4]	457,400	27,659
Spirit Airlines, Inc.[1]	640,200	25,806
American Airlines Group Inc.	872,000	25,009
Tsubaki Nakashima Co., Ltd.[2,4]	1,674,100	24,554
FTI Consulting, Inc.[1]	217,300	24,046
XP Power Ltd.[4]	583,458	23,934
Alfen NV1,2,3,4	1,275,000	23,512
Generac Holdings Inc.[1]	220,000	22,130
Mullen Group Ltd.	3,015,000	21,523
Seaspan Corp.[2]	1,500,000	21,315
Addtech AB, Class B4	637,268	20,608
Carborundum Universal Ltd.[4]	4,365,000	19,645
PayPoint PLC[4]	1,429,000	19,185
JELD-WEN Holding, Inc.[1]	815,000	19,079
Befesa SA4	430,000	18,326
BMC Stock Holdings, Inc.[1]	579,222	16,618
Grafton Group PLC, units[4]	1,437,900	16,607
Sunny Friend Environmental Technology Co., Ltd.[4]	2,115,000	16,517
PageGroup PLC[4]	2,243,300	15,560
Embraer SA, ordinary nominative[1]	3,085,000	15,131
Avis Budget Group, Inc.[1]	462,000	14,895
Fluor Corp.	705,000	13,310
SMALLCAP World Fund — Page 9 of 23

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Indutrade AB4	360,000	$12,901
Sakai Moving Service Co., Ltd.[4]	202,200	12,882
JGC Holdings Corp.[4]	752,500	12,109
Welbilt Inc.[1]	731,100	11,412
Trex Co., Inc.[1]	125,000	11,235
Troax Group AB4	825,000	10,642
Hertz Global Holdings Inc.[1]	671,857	10,582
Japan Elevator Service Holdings Co., Ltd.[4]	416,400	10,496
Saia, Inc.[1]	112,600	10,485
Klingelnberg AG4	312,537	7,876
Trinity Industries, Inc.	349,800	7,748
Briggs & Stratton Corp.	1,100,668	7,330
Europcar Mobility Group SA2,4	1,414,157	6,881
Advanced Disposal Services, Inc.[1]	195,000	6,410
DKSH Holding AG4	117,183	6,376
Polypipe Group PLC[4]	746,075	5,340
Nitto Boseki Co., Ltd.[4]	110,300	4,674
Prosegur Compañía de Seguridad, SA4	1,038,326	4,290
J. Kumar Infraprojects Ltd.[4]	2,134,000	4,223
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[4]	43,505	983
		7,197,849
Financials 9.09%
Kotak Mahindra Bank Ltd.[4]	15,337,852	361,747
Cannae Holdings, Inc.[1,3]	6,076,473	225,984
RenaissanceRe Holdings Ltd.	1,058,600	207,507
Bajaj Finance Ltd.[4]	3,257,000	193,472
Ares Management Corp., Class A	5,174,776	184,688
Essent Group Ltd.	3,512,535	182,617
SVB Financial Group[1]	606,500	152,256
MarketAxess Holdings Inc.	360,100	136,518
First Republic Bank	1,141,825	134,107
Capitec Bank Holdings Ltd.[4]	1,123,983	116,153
AJ Bell PLC[4]	20,354,700	115,930
IndusInd Bank Ltd.[4]	5,319,533	112,592
Moelis & Co., Class A	3,324,700	106,124
Trupanion, Inc.[1,2,3]	2,585,507	96,853
Seacoast Banking Corp. of Florida[1,3]	3,031,901	92,685
Enstar Group Ltd.[1]	435,000	89,984
TMX Group Ltd.	954,600	82,665
CenterState Bank Corp.	3,232,733	80,754
Focus Financial Partners Inc., Class A1	2,354,300	69,381
IIFL Wealth Management Ltd.[4]	4,324,454	68,639
Janus Henderson Group PLC	2,755,041	67,361
AssetMark Financial Holdings, Inc.[1]	2,250,000	65,295
Eurobank Ergasias SA1,4	62,206,000	64,403
HDFC Asset Management Co., Ltd.[4]	1,423,338	63,900
City Union Bank Ltd.[4]	19,334,294	63,460
Bolsa Mexicana de Valores, SAB de CV, Series A	28,956,645	63,312
Cholamandalam Investment and Finance Co., Ltd.[4]	13,861,000	59,345
Close Brothers Group PLC[4]	2,795,300	59,305
Radian Group Inc.	2,314,700	58,238
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares[2,4]	1,260,812	55,151
NMI Holdings, Inc.[1]	1,513,000	50,201
Aavas Financiers Ltd.[1,4]	1,789,932	49,737
SMALLCAP World Fund — Page 10 of 23

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
The Bank of N.T. Butterfield & Son Ltd.	1,262,958	$46,755
L&T Finance Holdings Ltd.[4]	27,926,500	46,533
Euronext NV4	568,333	46,377
Webster Financial Corp.	766,000	40,874
VZ Holding AG4	124,000	38,239
Netwealth Group Ltd.[2,4]	6,845,000	37,672
White Mountains Insurance Group, Ltd.	33,000	36,812
HUB24 Ltd.[3,4]	4,377,158	34,366
Legg Mason Partners Equity Fund	915,285	32,868
Umpqua Holdings Corp.	1,785,500	31,603
Waddell & Reed Financial, Inc., Class A	1,850,000	30,932
Sabre Insurance Group PLC[4]	7,541,796	30,789
Uzabase, Inc.[1,4]	1,390,300	29,041
Indian Energy Exchange Ltd.[1,4]	14,190,655	28,402
Türkiye Garanti Bankasi AS1,4	14,352,206	26,898
Transaction Capital Ltd.[4]	17,681,547	26,667
AU Small Finance Bank Ltd.[4]	2,319,312	26,117
TCS Group Holding PLC (GDR)[4]	994,736	21,425
TCS Group Holding PLC (GDR)[4,7]	217,587	4,686
Fanhua Inc. (ADR)[2]	917,056	23,816
Boston Private Financial Holdings, Inc.	1,978,177	23,797
Artisan Partners Asset Management Inc., Class A	705,000	22,786
MGIC Investment Corp.	1,509,039	21,383
Texas Capital Bancshares, Inc.[1]	370,000	21,005
Hiscox Ltd.[4]	1,072,800	20,289
Luther Burbank Corp.	1,750,000	20,178
Greenhill & Co., Inc.[3]	1,169,700	19,978
TISCO Financial Group PCL, foreign registered[4]	5,947,900	19,689
Nova Ljubljanska banka dd (GDR)[4]	1,253,700	17,014
Hilltop Holdings Inc.	600,000	14,958
First Hawaiian, Inc.	456,500	13,170
Flow Traders NV, non-registered shares[4]	484,026	11,695
Cowen Inc., Class A1	640,000	10,080
PRA Group, Inc.[1]	255,685	9,281
MJ Hudson Group PLC[1,4]	8,173,500	6,279
PT Bank Tabungan Pensiunan Nasional Syariah Tbk[1,4]	17,250,600	5,275
		4,428,093
Consumer staples 3.82%
Emmi AG3,4	317,072	275,899
Raia Drogasil SA, ordinary nominative	6,681,392	185,425
Simply Good Foods Co., Class A1,3	4,951,000	141,302
Lion Corp.[4]	4,761,000	92,927
Grocery Outlet Holding Corp.[1]	2,859,400	92,788
Varun Beverages Ltd.[4]	9,287,213	92,305
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A4	15,721,895	88,821
C&C Group PLC[4]	11,760,000	63,215
Freshpet, Inc.[1]	1,014,008	59,918
Milbon Co., Ltd.[4]	982,500	55,946
Chongqing Fuling Zhacai Group Co., Ltd., Class A4	13,101,180	50,279
COSMOS Pharmaceutical Corp.[4]	230,753	47,909
Fresh Del Monte Produce Inc.	1,359,700	47,562
TCI Co., Ltd.[4]	4,653,590	44,321
Hotel Chocolat Group PLC[2,3,4]	7,486,000	44,133
Kotobuki Spirits Co., Ltd.[4]	573,600	42,423
SMALLCAP World Fund — Page 11 of 23

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Treasury Wine Estates Ltd.[4]	3,629,297	$41,475
AAK AB4	2,099,000	39,897
Davide Campari-Milano SpA[4]	4,200,000	38,357
Bakkafrost P/F4	517,500	38,316
Primo Water Corp.[1,3]	3,123,557	35,062
CCL Products (India) Ltd.[3,4]	10,576,434	29,837
Vector Group Ltd.	1,624,500	21,752
Bellring Brands, Inc., Class A1	1,000,000	21,290
Kernel Holding SA4	1,642,578	19,589
Chengdu Hongqi Chain Co., Ltd.[4]	17,979,901	19,494
Emperador Inc.[1,4]	135,870,000	19,301
Masan Group Corp.[1,4]	6,467,070	15,773
United Spirits Ltd.[1,4]	1,780,114	14,979
Dis-Chem Pharmacies Ltd.[2,4]	7,432,846	14,065
PZ Cussons PLC[4]	4,096,400	11,304
Avenue Supermarts Ltd.[1,4]	417,313	10,761
Nomad Foods Ltd.[1]	400,000	8,948
Bid Corp. Ltd.[4]	330,857	7,804
Century Pacific Food, Inc.[4]	25,591,000	7,658
Beyond Meat, Inc.[1,2]	73,395	5,549
Prataap Snacks Ltd.[4]	447,663	5,386
R.E.A. Holdings PLC[1,3,4]	2,162,000	4,553
Colgate-Palmolive (India) Ltd.[4]	118,757	2,438
		1,858,761
Communication services 3.35%
Iridium Communications Inc.[1,3]	7,201,932	177,456
Iridium Communications Inc.[1,3,7]	636,132	15,674
Altice Europe NV, Class A1,4	23,005,000	148,665
Nexstar Media Group, Inc.	1,075,000	126,044
New York Times Co., Class A	3,915,100	125,949
Bandwidth Inc., Class A1	1,733,971	111,061
HUYA, Inc. (ADR)[1,2]	5,165,500	92,721
Zee Entertainment Enterprises Ltd.[4]	18,684,174	76,574
Yandex NV, Class A1	1,530,000	66,540
Vonage Holdings Corp.[1]	7,700,300	57,059
JCDecaux SA4	1,767,064	54,534
World Wrestling Entertainment, Inc., Class A	672,000	43,593
Cable One, Inc.	25,321	37,689
Cogent Communications Holdings, Inc.	565,000	37,183
Kamakura Shinsho, Ltd.[2,3,4]	2,135,000	33,880
JTOWER Inc.[1,4]	800,000	33,059
RPA Holdings, Inc.[1,2,4]	2,779,000	29,743
JOYY Inc., Class A (ADR)[1]	562,000	29,668
ProSiebenSat.1 Media SE4	1,799,000	28,131
Codemasters Group Holdings PLC[1,4]	7,560,000	28,078
DIP Corp.[4]	912,400	26,960
VGI PCL, foreign registered[4]	81,538,000	25,941
Zillow Group, Inc., Class C, nonvoting shares[1,2]	525,000	24,118
Daily Mail and General Trust PLC, Class A, nonvoting shares[4]	2,166,000	23,810
Megacable Holdings, SAB de CV, ordinary participation certificates	5,354,446	21,930
Yelp Inc.[1]	585,000	20,375
The Pebble Group PLC[1,3,4]	10,884,000	20,040
CarGurus, Inc., Class A1	520,000	18,294
Modern Times Group MTG AB, Class B1,4	1,388,408	16,547
SMALLCAP World Fund — Page 12 of 23

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
GCI Liberty, Inc., Class A1	232,600	$16,480
Elang Mahkota Teknologi Tbk PT4	34,046,200	13,675
Euskaltel, SA, non-registered shares[4]	1,330,000	13,412
IMAX China Holding, Inc.[4]	4,063,700	8,582
UUUM Co., Ltd.[1,2,4]	190,400	8,323
Nordic Entertainment Group AB, Class B4	192,488	6,224
Catena Media PLC[1,4]	1,444,005	6,102
Zegona Communications PLC[2,4]	3,300,304	4,765
Bharti Infratel Ltd.[4]	1,002,120	3,551
		1,632,430
Materials 2.95%
Allegheny Technologies Inc.[1,3]	10,087,124	208,400
Valvoline Inc.	4,924,000	105,423
Royal Gold, Inc.	638,000	77,996
Kansai Paint Co., Ltd.[4]	2,529,100	61,813
Lundin Mining Corp.	10,151,000	60,661
JCU Corp.[3,4]	1,918,500	57,011
UPL Ltd.[4]	6,841,828	56,046
Loma Negra Compania Industrial Argentina SA (ADR)[1,3]	7,110,500	55,604
Navin Fluorine International Ltd.[3,4]	3,202,000	45,220
Stella-Jones Inc.	1,491,184	43,086
CCL Industries Inc., Class B, nonvoting shares	1,008,100	42,946
SIG Combibloc Group AG4	2,600,000	41,516
ACC Ltd.[4]	1,506,050	30,547
LANXESS AG4	453,040	30,443
Taiyo Nippon Sanso Corp.[4]	1,353,800	29,991
Steel Dynamics, Inc.	877,000	29,853
Ashland Global Holdings Inc.	385,000	29,464
Vidrala, SA, non-registered shares[4]	265,558	27,999
PI Industries Ltd.[4]	1,362,000	27,604
Ingevity Corp.[1]	310,750	27,153
Symrise AG4	227,500	23,934
Gulf Oil Lubricants India Ltd.[4]	2,038,914	23,015
James Hardie Industries PLC (CDI)[4]	1,075,000	21,076
Essel Propack Ltd.[4]	8,419,273	20,911
Croda International PLC[4]	303,595	20,620
Alcoa Corp.[1]	910,000	19,574
Arkema SA4	182,500	19,467
Berger Paints India Ltd.[4]	2,213,816	16,003
Cleveland-Cliffs Inc.[2]	1,900,000	15,960
United States Steel Corp.[2]	1,345,000	15,346
Aarti Industries Ltd.[4]	1,287,600	15,008
Ramco Cements Ltd.[4]	1,396,000	14,794
Aluflexpack AG1,4	690,559	14,279
Nevada Copper Corp.[1,3]	47,090,000	13,236
Vinati Organics Ltd.[4]	453,301	12,614
Wienerberger AG4	425,700	12,612
China BlueChemical Ltd., Class H4	48,476,000	11,954
Sandstorm Gold Ltd.[1]	1,361,300	10,142
Excelsior Mining Corp.[1,2,3]	12,868,000	9,910
Gerdau SA (ADR)[2]	2,011,500	9,856
Chr. Hansen Holding A/S4	120,000	9,533
Venator Materials PLC[1]	1,583,000	6,063
Mayur Uniquoters Ltd.[4]	1,739,347	5,098
SMALLCAP World Fund — Page 13 of 23

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Turquoise Hill Resources Ltd. (CAD denominated)[1,2]	4,356,901	$3,187
Indorama Ventures PCL, foreign registered[4]	1,957,700	2,264
Aarti Surfactants Ltd.[1,4,5]	64,380	683
Sirius Minerals PLC[1,4]	1,306,400	60
		1,435,975
Real estate 2.17%
Embassy Office Parks REIT[4]	28,845,800	171,239
Altus Group Ltd.[3]	3,212,700	93,916
WHA Corp. PCL[4]	674,897,324	87,202
MGM Growth Properties LLC REIT, Class A	2,397,000	74,235
BR Properties SA, ordinary nominative[1]	20,315,000	73,125
JHSF Participacoes SA3	37,545,300	66,547
Two Harbors Investment Corp. REIT	4,367,000	63,846
Cyrela Commercial Properties SA, ordinary nominative[1,3]	8,557,663	54,056
Relo Group, Inc.[4]	1,807,500	50,416
Redwood Trust, Inc. REIT	2,562,000	42,375
Gaming and Leisure Properties, Inc. REIT	800,000	34,440
DoubleDragon Properties Corp.[1,4]	88,980,400	33,218
Concentradora Fibra Danhos, SA de CV REIT	17,511,980	26,563
Hibernia REIT PLC[4]	16,260,000	25,764
Cousins Properties Inc. REIT	526,732	21,701
Metrovacesa, SA, non-registered shares[4]	2,200,000	21,653
Foxtons Group PLC[3,4]	17,881,785	21,002
Poly Property Development Co., Ltd., Class H1,4	3,070,600	18,422
K. Wah International Holdings Ltd.[4]	30,270,028	16,915
Samhallsbyggnadsbolaget i Norden AB, Class B4,7	6,854,932	16,789
K-Fast Holding AB, Class B1,4	807,878	13,887
BR Malls Participacoes SA, ordinary nominative	2,173,500	9,758
China Overseas Property Holdings Ltd.[4]	14,969,000	9,426
Instone Real Estate Group AG, non-registered shares[1,4]	237,771	5,882
Morguard Corp.	23,400	3,622
		1,055,999
Energy 1.56%
Cactus, Inc., Class A	3,001,699	103,018
Saipem SpA, Class S1,4	16,085,000	78,649
Worley Ltd.[4]	5,701,172	61,507
Diamondback Energy, Inc.	647,000	60,081
Magnolia Oil & Gas Corp., Class A1,7	4,000,000	50,320
Petronet LNG Ltd.[4]	12,920,000	48,549
NuVista Energy Ltd.[1,3]	15,965,000	39,219
Whitecap Resources Inc.[2]	9,125,000	39,000
SM Energy Co.	2,960,000	33,270
Rattler Midstream LP	1,861,667	33,119
Parsley Energy, Inc., Class A	1,707,200	32,283
New Fortress Energy LLC, Class A1	1,831,381	28,698
Venture Global LNG, Inc., Series C1,4,5,6,7	4,240	22,048
Nine Energy Service, Inc.[1,2,3]	2,453,000	19,183
Weatherford International[1]	677,020	18,923
Savannah Petroleum PLC[1,3,4]	59,840,179	17,054
Solaris Oilfield Infrastructure, Inc., Class A	1,175,000	16,450
Equitrans Midstream Corp.	1,125,800	15,041
Concho Resources Inc.	128,000	11,209
Oil & Gas Development Co. Ltd.[4]	11,757,849	10,811
SMALLCAP World Fund — Page 14 of 23

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Cosan Ltd., Class A1	361,000	$8,245
China Oilfield Services Ltd., Class H4	5,156,000	8,095
Centennial Resource Development, Inc., Class A1	1,512,200	6,986
Extraction Oil & Gas, Inc.[1,2]	410,000	869
		762,627
Utilities 0.34%
Neoenergia SA	20,443,000	126,438
ENN Energy Holdings Ltd.[4]	3,825,000	41,821
Mytrah Energy Ltd.[1,3,4,5]	10,418,000	138
		168,397
Total common stocks (cost: $29,032,472,000)		44,931,136
Preferred securities 0.72% Information technology 0.26%
Avidxchange, Inc., Series F, preferred shares[1,3,4,5,6]	2,159,548	105,844
Gitlab Inc., Series E, preferred shares[1,4,5,6]	1,044,048	19,450
		125,294
Industrials 0.20%
Azul SA, preferred nominative (ADR)[1]	1,990,057	85,175
Azul SA, preferred nominative[1]	771,000	11,170
		96,345
Health care 0.17%
Sartorius AG, nonvoting preferred, non-registered shares[4]	395,000	84,565
Consumer discretionary 0.09%
Made.com Design Ltd., Series C-4, preferred shares[1,3,4,5,6]	2,067,967	45,964
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00% preferred shares[1,3]	96,000	113
Total preferred securities (cost: $222,226,000)		352,281
Rights & warrants 0.01% Communication services 0.01%
VGI PCL, warrants, expire 2022[1]	14,545,500	772
Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 2033[1,4,5,6]	1,163,990	629
Health care 0.00%
Piramal Enterprises Ltd., rights, expire 2020[1,4]	84,647	265
Total rights & warrants (cost: $0)		1,666
SMALLCAP World Fund — Page 15 of 23

unaudited
Convertible stocks 0.17% Communication services 0.06%	Shares	Value (000)
Nextdoor Inc., Series H, convertible preferred[4,5,6]	1,512,513	$30,833
Consumer discretionary 0.05%
Coursera, Inc., Series E, 8.00% noncumulative convertible preferred[4,5,6]	2,083,333	23,646
Information technology 0.05%
RealSelf, Inc., Series C, convertible preferred[3,4,5,6]	3,468,862	22,617
Health care 0.01%
Proteus Digital Health, Inc., Series G, 6.50% noncumulative convertible preferred[4,5,6]	3,044,139	6,027
Total convertible stocks (cost: $114,833,000)		83,123
Bonds, notes & other debt instruments 0.05% Corporate bonds & notes 0.05% Energy 0.05%	Principal amount (000)
Weatherford International PLC 11.00% 2024[7]	$21,878	23,710
Total corporate bonds & notes		23,710
Total bonds, notes & other debt instruments (cost: $21,805,000)		23,710
Short-term securities 8.00% Money market investments 8.00%	Shares
Capital Group Central Cash Fund 1.73%[8]	33,375,968	3,337,597
Goldman Sachs Financial Square Government Fund 1.50%[8,9]	417,000,000	417,000
RBC U.S. Government Money Market Funds 1.56%[8,9]	73,000,000	73,000
Blackrock FedFund 1.55%[8,9]	41,989,125	41,989
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.51%[8,9]	25,000,000	25,000
Fidelity Institutional Money Market Funds - Government Portfolio 1.49%[8,9]	1,000,000	1,000
Invesco - Short-term Investments Trust - Government & Agency Portfolio 1.50%[8,9]	443,778	444
		3,896,030
Total short-term securities (cost: $3,894,767,000)		3,896,030
Total investment securities 101.19% (cost: $33,286,103,000)		49,287,946
Other assets less liabilities (1.19)%		(578,428)
Net assets 100.00%		$48,709,518
SMALLCAP World Fund — Page 16 of 23

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Common stocks 21.60%
Information technology 4.61%
Network International Holdings PLC[1,4]	34,351,542	2,340,621	—	36,692,163	$—	$69,784	$—	$311,423
SimCorp AS4	2,199,151	137,046	11,301	2,324,896	291	57,022	—	264,173
CANCOM SE, non-registered shares[4]	1,989,634	597,371	—	2,587,005	—	13,129	—	153,100
Netcompany Group AS, non-registered shares[1,4]	3,199,913	—	145,076	3,054,837	341	24,004	—	145,714
Bottomline Technologies, Inc.[1]	2,648,000	—	—	2,648,000	—	37,734	—	141,933
Douzone Bizon Co., Ltd.[4]	2,015,058	—	—	2,015,058	—	30,697	867	140,871
Net One Systems Co., Ltd.[4]	5,194,958	258,500	—	5,453,458	—	(6,389)	—	140,111
Yext, Inc.[1]	8,661,274	—	—	8,661,274	—	(12,732)	—	124,896
Carel Industries SpA[4]	7,820,849	179,151	—	8,000,000	—	5,955	—	124,452
Alarm.Com Holdings, Inc.[1]	2,520,700	—	—	2,520,700	—	(9,251)	—	108,314
Cardtronics PLC, Class A1	1,275,000	1,027,000	—	2,302,000	—	24,882	—	102,784
Megaport Ltd.[1,4]	10,773,000	730,000	—	11,503,000	—	16,281	—	86,721
SUNeVision Holdings Ltd.[2,4]	128,214,000	—	7,088,000	121,126,000	(1,242)	(7,854)	2,685	81,941
Fortnox AB4	4,550,903	231,159	414,616	4,367,446	(805)	5,587	—	78,495
Bravura Solutions Ltd.[4]	19,125,000	—	—	19,125,000	—	16,412	—	69,853
eMemory Technology Inc.[4]	4,024,334	—	—	4,024,334	—	5,352	—	47,840
Endurance International Group Holdings, Inc.[1]	9,707,399	—	—	9,707,399	—	9,222	—	45,625
Tri Chemical Laboratories Inc.[2,4]	—	440,200	—	440,200	—	2,083	—	34,638
Faraday Technology Corp.[4]	15,370,000	—	—	15,370,000	—	371	—	28,884
Accesso Technology Group PLC[1,4]	2,185,500	—	—	2,185,500	—	(9,240)	—	14,031
Humanica PCL[10]	44,000,400	—	44,000,400	—	(3,843)	3,222	—	—
Jenoptik AG4,10	4,561,200	—	1,892,500	2,668,700	(18,104)	38,569	—	—
Sansan, Inc.[1,4,10]	1,596,800	—	1,026,400	570,400	(10,625)	16,225	—	—
								2,245,799
Health care 5.97%
Insulet Corp.[1]	4,456,019	—	184,100	4,271,919	16,962	12,469	—	731,353
Allakos Inc.[1,2]	3,859,959	32,974	—	3,892,933	—	65,225	—	371,230
CONMED Corp.	2,258,462	—	433,011	1,825,451	17,098	18,914	370	204,140
GW Pharmaceuticals PLC (ADR)[1,2]	1,915,345	11,002	143,755	1,782,592	(6,295)	(12,439)	—	186,388
Mani, Inc.[4]	4,889,800	1,283,582	—	6,173,382	—	15,791	—	176,500
Natera, Inc.[1]	4,770,580	—	—	4,770,580	—	4,246	—	160,721
Cortexyme, Inc.[1,2]	512,157	1,636,040	—	2,148,197	—	91,168	—	120,600
Cortexyme, Inc.[1,4,7]	1,560,515	—	1,560,515	—	—	(23,126)	—	—
iRhythm Technologies, Inc.[1]	1,456,450	134,000	—	1,590,450	—	(8,030)	—	108,294
Nakanishi Inc.[4]	5,332,700	—	—	5,332,700	—	17,544	681	101,536
New Frontier Health Corp., Class A1,4,7	—	9,313,186	—	9,313,186	—	(466)	—	92,666
Cansino Biologics Inc., Class H1,2,4,10	10,370,800	—	—	10,370,800	—	34,445	—	78,640
Metropolis Healthcare Ltd.[1,4]	2,809,350	—	—	2,809,350	—	6,697	—	57,153
Precision BioSciences, Inc.[1]	625,000	3,437,000	—	4,062,000	—	4,630	—	56,421
SMALLCAP World Fund — Page 17 of 23

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Revance Therapeutics, Inc.[1]	2,010,000	1,281,900	—	3,291,900	$—	$7,360	$—	$53,428
Rubius Therapeutics, Inc.[1]	2,306,000	2,114,604	—	4,420,604	—	5,732	—	41,996
Rubius Therapeutics, Inc.[1,2]	1,172,792	—	—	1,172,792	—	1,935	—	11,141
Flexion Therapeutics, Inc.[1,2]	2,510,700	—	—	2,510,700	—	17,562	—	51,972
Cellectis SA (ADR)[1]	1,529,736	295,300	—	1,825,036	—	11,652	—	31,245
Cellectis SA, non-registered shares[1,2,4]	1,181,240	—	—	1,181,240	—	8,294	—	20,448
Revenio Group Oyj, non-registered shares[4]	1,713,820	—	—	1,713,820	—	14,264	—	50,503
CellaVision AB, non-registered shares[4]	1,221,000	229,942	—	1,450,942	—	(5,096)	—	49,540
Autolus Therapeutics PLC (ADR)[1,2]	2,377,718	492,976	—	2,870,694	—	2,523	—	37,893
Clovis Oncology, Inc.[1,2]	3,562,000	—	—	3,562,000	—	23,135	—	37,134
Xenon Pharmaceuticals Inc.[1,2]	2,019,226	—	—	2,019,226	—	8,279	—	26,472
WIN-Partners Co., Ltd.[4]	1,817,600	—	—	1,817,600	—	4,736	—	23,765
NuCana PLC (ADR)[1,2]	2,574,816	—	—	2,574,816	—	(2,935)	—	15,706
Adaptimmune Therapeutics PLC (ADR)[1,2]	7,419,700	—	—	7,419,700	—	(2,300)	—	8,904
Neovasc Inc.[1]	577,857	20,635	—	598,492	—	940	—	3,238
Diplomat Pharmacy, Inc.[1,10]	4,334,441	—	4,334,441	—	(69,631)	64,784	—	—
Osstem Implant Co., Ltd.[1,10]	1,134,274	—	1,134,274	—	(29,371)	23,985	—	—
Neuronetics, Inc.[1,10]	1,464,300	—	726,698	737,602	(14,262)	8,561	—	—
Corindus Vascular Robotics, Inc.[1,10]	10,872,716	—	10,872,716	—	31,399	(31,535)	—	—
								2,909,027
Consumer discretionary 2.94%
Evolution Gaming Group AB4	8,937,960	1,199,052	104,898	10,032,114	1,513	99,392	—	301,897
Trainline PLC[1,4,10]	33,352,068	5,580,100	2,981,000	35,951,168	—	56,452	—	242,263
frontdoor, inc.[1]	4,379,000	25,000	—	4,404,000	—	(4,968)	—	208,838
Luckin Coffee Inc., Class A (ADR)[1,2]	4,835,924	244,800	—	5,080,724	—	103,010	—	199,977
Domino’s Pizza Group PLC[4]	27,307,815	3,035,000	—	30,342,815	—	33,786	—	128,932
Dine Brands Global, Inc.	615,599	240,000	—	855,599	—	4,797	590	71,460
zooplus AG, non-registered shares[1,4]	505,688	65,856	—	571,544	—	(13,342)	—	54,747
Delta Corp Ltd.[4]	14,022,238	3,700,000	—	17,722,238	—	4,689	—	49,208
AcadeMedia AB4	4,955,083	2,712,416	—	7,667,499	—	9,705	1,000	45,098
Shop Apotheke Europe NV, non-registered shares[1,4]	804,857	—	—	804,857	—	8,000	—	39,274
Lands’ End, Inc.[1]	2,200,000	25,000	—	2,225,000	—	12,009	—	37,380
MIPS AB4	1,396,751	—	—	1,396,751	—	5,879	—	29,574
Beazer Homes USA, Inc.[1]	1,659,813	—	—	1,659,813	—	(1,278)	—	23,453
BNN Technology PLC[1,4,5]	19,007,000	—	—	19,007,000	—	(767)	—	252
TopBuild Corp.[1,10]	1,783,600	—	190,000	1,593,600	15,231	(3,366)	—	—
Hostelworld Group PLC[10]	6,518,763	—	6,518,763	—	(8,602)	8,044	—	—
Tile Shop Holdings, Inc.[10]	3,158,000	—	3,158,000	—	(20,659)	14,990	—	—
Del Taco Restaurants, Inc.[1,10]	2,939,200	—	1,145,200	1,794,000	(4,879)	(2,072)	—	—
Hoteles City Express, SAB de CV1,10	22,037,148	—	22,037,148	—	(9,896)	6,071	—	—
Party City Holdco Inc.[1,10]	7,489,459	—	7,489,459	—	(56,244)	32,601	—	—
								1,432,353
SMALLCAP World Fund — Page 18 of 23

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Industrials 4.08%
IMCD NV4	3,332,269	25,200	27,000	3,330,469	$1,281	$43,750	$—	$291,502
VARTA AG, non-registered shares[1,4]	2,493,496	90,300	478,412	2,105,384	35,057	52,022	—	287,064
BELIMO Holding AG4	33,323	—	—	33,323	—	67,946	—	251,246
Rexnord Corp.[1]	5,708,000	—	—	5,708,000	—	31,794	—	186,195
Boyd Group Services Inc.[2,11]	951,051	141,000	52,000	1,040,051	(242)	21,979	101	161,788
Diploma PLC[4]	5,676,000	—	—	5,676,000	—	36,108	1,502	152,168
Bravida Holding AB4	16,173,198	—	2,121,329	14,051,869	4,568	8,880	—	136,467
TechnoPro Holdings, Inc.[4]	1,873,600	—	—	1,873,600	—	20,609	854	131,509
Bingo Industries Ltd.[2,4]	37,574,800	—	—	37,574,800	—	19,002	—	75,050
Avon Rubber PLC[4]	2,481,863	—	—	2,481,863	—	18,281	—	68,998
Instalco AB4	3,831,789	—	—	3,831,789	—	15,975	—	55,289
Barrett Business Services, Inc.	590,000	—	—	590,000	—	968	177	53,371
Coor Service Management Holding AB4	5,878,630	—	254,000	5,624,630	271	400	—	49,483
BeNEXT Group Inc.[4,11]	2,876,200	—	—	2,876,200	—	(862)	393	33,559
Greaves Cotton Ltd.[4]	16,200,000	—	—	16,200,000	—	(2,975)	—	30,411
Alfen NV1,2,4	1,275,000	—	—	1,275,000	—	5,668	—	23,512
J. Kumar Infraprojects Ltd.[4,10]	4,450,500	—	2,316,500	2,134,000	(3,019)	3,969	—	—
Continental Building Products, Inc.[1,10]	2,780,700	—	2,780,700	—	58,478	(33,959)	—	—
Tsubaki Nakashima Co., Ltd.[2,4,10]	2,920,100	—	1,246,000	1,674,100	(7,177)	7,786	627	—
								1,987,612
Financials 0.96%
Cannae Holdings, Inc.[1]	5,137,578	938,895	—	6,076,473	—	56,291	—	225,984
Trupanion, Inc.[1,2]	2,689,094	175,307	278,894	2,585,507	4,877	24,907	—	96,853
Seacoast Banking Corp. of Florida[1]	3,031,901	—	—	3,031,901	—	15,948	—	92,685
HUB24 Ltd.[4]	4,377,158	—	—	4,377,158	—	(2,829)	—	34,366
Greenhill & Co., Inc.	1,169,700	—	—	1,169,700	—	4,632	58	19,978
								469,866
Consumer staples 1.09%
Emmi AG4	317,072	—	—	317,072	—	17,298	—	275,899
Simply Good Foods Co., Class A1	2,788,000	2,163,000	—	4,951,000	—	4,283	—	141,302
Hotel Chocolat Group PLC[2,4]	3,619,763	3,866,237	—	7,486,000	—	6,387	116	44,133
Primo Water Corp.[1]	3,123,557	—	—	3,123,557	—	(3,295)	—	35,062
CCL Products (India) Ltd.[4]	10,642,173	—	65,739	10,576,434	(79)	(5,841)	—	29,837
R.E.A. Holdings PLC[1,4]	2,162,000	—	—	2,162,000	—	460	—	4,553
TCI Co., Ltd.[4,10]	6,635,058	—	1,981,468	4,653,590	(4,441)	3,045	—	—
								530,786
Communication services 0.51%
Iridium Communications Inc.[1]	6,801,932	400,000	—	7,201,932	—	24,347	—	177,456
Iridium Communications Inc.[1,7]	636,132	—	—	636,132	—	2,137	—	15,674
Kamakura Shinsho, Ltd.[2,4]	2,135,000	—	—	2,135,000	—	4,656	—	33,880
The Pebble Group PLC[1,4]	—	10,884,000	—	10,884,000	—	4,678	—	20,040
								247,050
SMALLCAP World Fund — Page 19 of 23

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Materials 0.80%
Allegheny Technologies Inc.[1]	10,087,124	—	—	10,087,124	$—	$4,136	$—	$208,400
JCU Corp.[4]	1,687,000	231,500	—	1,918,500	—	16,944	—	57,011
Loma Negra Compania Industrial Argentina SA (ADR)[1]	7,110,500	—	—	7,110,500	—	14,719	—	55,604
Navin Fluorine International Ltd.[4]	3,202,000	—	—	3,202,000	—	12,072	181	45,220
Nevada Copper Corp.[1]	47,090,000	—	—	47,090,000	—	5,061	—	13,236
Excelsior Mining Corp.[1,2]	12,868,000	—	—	12,868,000	—	(289)	—	9,910
Mayur Uniquoters Ltd.[4,10]	2,402,934	—	663,587	1,739,347	(3,192)	3,125	26	—
								389,381
Real estate 0.48%
Altus Group Ltd.	3,014,100	198,600	—	3,212,700	—	(2,732)	368	93,916
JHSF Participacoes SA	—	37,545,300	—	37,545,300	—	23,086	110	66,547
Cyrela Commercial Properties SA, ordinary nominative[1]	—	8,557,663	—	8,557,663	—	13,181	—	54,056
Foxtons Group PLC[4]	17,881,785	—	—	17,881,785	—	10,009	—	21,002
WHA Corp. PCL[4,10]	751,320,200	—	76,422,876	674,897,324	5,660	(23,707)	1,822	—
								235,521
Energy 0.16%
NuVista Energy Ltd.[1]	15,965,000	—	—	15,965,000	—	9,334	—	39,219
Nine Energy Service, Inc.[1,2]	2,453,000	—	—	2,453,000	—	4,047	—	19,183
Savannah Petroleum PLC[1,4]	52,160,179	7,680,000	—	59,840,179	—	305	—	17,054
								75,456
Utilities 0.00%
Mytrah Energy Ltd.[1,4,5]	10,418,000	—	—	10,418,000	—	10	—	138
Total common stocks								10,522,989
Preferred securities 0.31%
Information technology 0.22%
Avidxchange, Inc., Series F, preferred shares[1,4,5,6]	—	2,159,548	—	2,159,548	—	—	—	105,844
Consumer discretionary 0.09%
Made.com Design Ltd., Series C-4, preferred shares[1,4,5,6]	2,067,967	—	—	2,067,967	—	6,171	—	45,964
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00% preferred shares[1]	96,000	—	—	96,000	—	28	—	113
Total preferred securities								151,921
Convertible stocks 0.05%
Information technology 0.05%
RealSelf, Inc., Series C, convertible preferred[4,5,6]	3,468,862	—	—	3,468,862	—	(1,700)	—	22,617
Total 21.96%					$(79,581)	$1,661,886	$12,528	$10,697,527
SMALLCAP World Fund — Page 20 of 23

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $862,921,000, which represented 1.77% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $19,817,838,000, which represented 40.69% of the net assets of the fund. This amount includes $19,363,643,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $231,784,000, which represented .48% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 12/31/2019.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Unaffiliated issuer at 12/31/2019.
[11]	This security changed its name during the reporting period.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Avidxchange, Inc., Series F, preferred shares	12/26/2019	$105,844	$105,844.22%
Agilon Health TopCo, Inc.	1/4/2019	44,817	53,267.11
Made.com Design Ltd., Series C-4, preferred shares	3/2/2018	41,328	45,964.09
Nextdoor Inc., Series H, convertible preferred	5/8/2019	30,833	30,833.06
Acerta Pharma BV	5/7/2014	11,250	23,975.05
Coursera, Inc., Series E, 8.00% noncumulative convertible preferred	4/23/2019	25,000	23,646.05
RealSelf, Inc., Series C, convertible preferred	4/18/2018	19,000	22,617.05
Venture Global LNG, Inc., Series C	5/1/2015	12,720	22,048.05
Gitlab Inc., Series E, preferred shares	9/11/2019	19,450	19,450.04
Proteus Digital Health, Inc., Series G, 6.50% noncumulative convertible preferred	5/6/2014-7/23/2014	40,000	6,027.01
Foursquare Labs, Inc., Series A	12/3/2013	20,000	5,891.01
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	629.00
Total private placement securities		$370,242	$360,191.74%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
SMALLCAP World Fund — Page 21 of 23

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
SMALLCAP World Fund — Page 22 of 23

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,165,013	$3,977,278	$5,891	$10,148,182
Health care	6,518,687	2,122,882	77,242	8,718,811
Consumer discretionary	4,177,646	3,346,114	252	7,524,012
Industrials	2,393,160	4,804,689	—	7,197,849
Financials	2,566,806	1,861,287	—	4,428,093
Consumer staples	619,596	1,239,165	—	1,858,761
Communication services	1,021,834	610,596	—	1,632,430
Materials	783,860	651,432	683	1,435,975
Real estate	564,184	491,815	—	1,055,999
Energy	515,914	224,665	22,048	762,627
Utilities	126,438	41,821	138	168,397
Preferred securities	96,458	84,565	171,258	352,281
Rights & warrants	772	265	629	1,666
Convertible stocks	—	—	83,123	83,123
Bonds, notes & other debt instruments	—	23,710	—	23,710
Short-term securities	3,896,030	—	—	3,896,030
Total	$29,446,398	$19,480,284	$361,264	$49,287,946
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
ISK = Icelandic kronor
SDR = Swedish Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-035-0220O-S73182	SMALLCAP World Fund — Page 23 of 23